Property Equipment (Details) - USD ($)	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Cost	$ 649,400	$ 649,400
Accumulated amortization	(278,093)	(166,043)
Disposal	(3,094)	0
Balance - ending	368,213	483,357
Period Amortization [Member]
Accumulated amortization	(115,144)	(107,906)
Leasehold Improvements [Member]
Cost	259,981	259,981
Accumulated amortization	(140,648)	(86,610)
Disposal	0	0
Balance - ending	119,333	173,371
Leasehold Improvements [Member] | United States [Member]
Disposal	0
Leasehold Improvements [Member] | Period Amortization [Member]
Accumulated amortization	(54,038)	(53,268)
Computer [Member]
Cost	63,964	63,964
Accumulated amortization	(51,550)	(31,869)
Disposal	0	0
Balance - ending	12,414	32,095
Computer [Member] | Period Amortization [Member]
Accumulated amortization	(19,681)	(19,681)
Furniture Fixtures Equipment [Member]
Cost	34,220	34,220
Accumulated amortization	(16,420)	(13,097)
Disposal	(3,094)	0
Balance - ending	14,706	21,123
Furniture Fixtures Equipment [Member] | United States [Member]
Disposal	(3,094)
Furniture Fixtures Equipment [Member] | Period Amortization [Member]
Accumulated amortization	(6,417)	(7,036)
Lab Equipment [Member]
Cost	291,235	291,235
Accumulated amortization	(69,475)	(34,467)
Disposal	0	0
Balance - ending	221,760	256,768
Lab Equipment [Member] | United States [Member]
Disposal	0
Lab Equipment [Member] | Period Amortization [Member]
Accumulated amortization	$ (35,008)	$ (27,921)